Summary of Significant Accounting Policies (Details) - Schedule of Fair Value of Held to Maturity Securities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Marketable Securities [Line Items]
Carrying Value	$ 14,648,926	$ 18,276,649
Gross Unrealized Gains
Gross Unrealized Losses		217
Fair Value	14,648,926	18,276,866
Money Market Funds [Member]
Marketable Securities [Line Items]
Carrying Value	14,648,926
Gross Unrealized Gains
Gross Unrealized Losses
Fair Value	$ 14,648,926
U.S. Treasury Securities [Member]
Marketable Securities [Line Items]
Carrying Value		18,276,649
Gross Unrealized Gains
Gross Unrealized Losses		217
Fair Value		$ 18,276,866